Non-controlling interests (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jul. 31, 2023
Non-controlling interests [abstract]
Acquisition Percentage			34.66%
Ownership interest	19.86%	22.95%